Quarterly Holdings Report
for
Fidelity® AAA CLO ETF
May 31, 2026
ACLO-NPRT3-0726
1.9921381.100
Asset-Backed Securities - 96.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 10.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(d)	250,000	250,296
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(d)	250,000	250,003
Benefit Street Partners CLO XXIX Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(d)	250,000	250,215
Dryden 113 CLO Ltd / Dryden 113 CLO LLC Series 2025-113A Class AR3, CME Term SOFR 3 month Index + 1.09%, 4.7631% 10/15/2037 (b)(c)(d)	250,000	250,211
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(d)	250,000	250,903
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(d)	250,000	250,498
Highbridge Loan Management Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9361% 4/23/2038 (b)(c)(d)	250,000	250,650
HPS Loan Management Ltd Series 2026-19A Class A1R, CME Term SOFR 3 month Index + 1.26%, 4.8985% 4/15/2037 (b)(c)(d)	300,000	300,525
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(d)	500,000	500,000
Invesco US CLO Series 2026-1A Class AR2, CME Term SOFR 3 month Index + 1.11%, 4.7736% 4/22/2037 (b)(c)(d)	300,000	299,391
Katayma Clo II Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(d)	250,000	250,315
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(d)	250,000	250,122
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(d)	250,000	249,559
OCP CLO Ltd Series 2024-36A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.0395% 10/16/2037 (b)(c)(d)	500,000	501,250
Sixth Street CLO XXIV Ltd Series 2026-24A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.92% 4/23/2037 (b)(c)(d)	300,000	300,716
Wellington Management CLO Ltd Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/18/2038 (b)(c)(d)	500,000	499,850
TOTAL BAILIWICK OF JERSEY		4,904,504
BERMUDA - 1.1%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(d)	250,000	250,088
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 1/15/2037 (b)(c)(d)	250,000	250,354
TOTAL BERMUDA		500,442
GRAND CAYMAN (UK OVERSEAS TER) - 80.4%
720 East CLO VII Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.06%, 4.7352% 4/20/2037 (b)(c)(d)	500,000	498,872
Agl Clo 17 Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6221% 1/21/2035 (b)(c)(d)	800,000	799,912
Agl Clo 19 Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9721% 7/21/2038 (b)(c)(d)	250,000	250,365
AGL CLO Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8136% 10/22/2037 (b)(c)(d)	250,000	249,992
Agl Core CLO Ltd / Agl Core CLO LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0552% 10/20/2037 (b)(c)(d)	250,000	250,563
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(d)	250,000	250,422
AIMCO CLO 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 4.8052% 4/20/2038 (b)(c)(d)	542,350	541,576
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class AR, CME Term SOFR 3 month Index + 1.31%, 4.9904% 10/17/2037 (b)(c)(d)	250,000	250,693
AIMCO CLO Series 2025-AA Class A1R4, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(d)	350,000	350,980
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(d)	250,000	250,073
Apidos Clo LV Series 2025-55A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8852% 1/20/2039 (b)(c)(d)	250,000	250,079
Apidos Clo Series 2025-46A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8671% 10/24/2038 (b)(c)(d)	250,000	250,674
Apidos Ln Fd Ltd / Apidos Ln Fd LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 10/25/2038 (b)(c)(d)	200,000	200,449
Ares Loan Funding VIII Ltd Series 2025-ALF8 Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9171% 1/24/2038 (b)(c)(d)	750,000	751,200
Atlas Sr Ln Fd Xiv Ltd / Atlas Sr Ln Fd Xiv LLC Series 2021-14A Class AR, CME Term SOFR 3 month Index + 1.4216%, 5.0968% 7/20/2032 (b)(c)(d)	150,674	150,769
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(d)	250,000	250,795
Bain Capital Credit Clo Ltd Series 2025-4A Class A1RR, CME Term SOFR 3 month Index + 0.99%, 4.6561% 4/23/2035 (b)(c)(d)	300,000	299,943
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7021% 10/21/2034 (b)(c)(d)	300,000	299,990
Bbam US CLO I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8731% 3/30/2038 (b)(c)(d)	250,000	249,874
BBAM US CLOIII Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.17%, 4.8431% 10/15/2038 (b)(c)(d)	500,000	499,949
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(d)	216,974	217,142
Benefit Str Partners CLO Vi-B Ltd / Benefit Str Partners CLO Vi-B LLC Series 2025-6BR Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(d)	500,000	500,490
Benefit Street Partners CLO IV Ltd Series 2025-IVA Class AR5, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(d)	500,000	500,821
Benefit Street Partners CLO XVIII Ltd Series 2025-18A Class AR2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 10/15/2038 (b)(c)(d)	250,000	250,705
Benefit Street Partners CLO XX Ltd Series 2025-20A Class ARR, CME Term SOFR 3 month Index + 1.29%, 4.9631% 7/15/2037 (b)(c)(d)	500,000	500,919
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (b)(c)(d)	550,000	550,002
Bryant Park Funding Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8731% 4/15/2038 (b)(c)(d)	320,000	319,839
Bsp Series 2025-41A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9666% 7/25/2038 (b)(c)(d)	250,000	251,086
Canyon Capital CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7231% 4/15/2034 (b)(c)(d)	550,000	550,330
Carlyle Global Market Strategies Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 1/20/2038 (b)(c)(d)	250,000	250,374
Carlyle Global Market Strategies Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(d)	250,000	250,219
Carlyle Us CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.49%, 5.1652% 7/20/2037 (b)(c)(d)	250,000	250,165
Carlyle US CLO Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.0466% 7/25/2038 (b)(c)(d)	250,000	251,206
Carlyle US CLO Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8364% 4/25/2039 (b)(c)(d)	250,000	249,846
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(d)	250,000	250,747
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (b)(c)(d)	550,000	548,578
CIFC Funding Ltd Series 2025-4A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9571% 10/24/2038 (b)(c)(d)	250,000	251,111
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(d)	300,000	300,566
CIFC Funding Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.8613% 1/24/2039 (b)(c)(d)	250,000	250,351
CIFC Funding Ltd Series 2026-3A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8631% 1/20/2039 (b)(c)(d)	250,000	250,350
Diameter Cap Ltd / LLC Series 2025-5A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2039 (b)(c)(d)	550,000	551,100
Diameter Capital CLO Ltd Series 2026-4A Class ARR, CME Term SOFR 3 month Index + 1.23%, 4.9031% 1/15/2039 (b)(c)(d)	250,000	250,500
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(d)	600,000	600,450
Dryden CLO Ltd Series 2024-76A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(d)	300,000	300,580
Dryden Senior Loan Fund Series 2025-90A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9011% 11/15/2038 (b)(c)(d)	550,000	550,595
Elmwood CLO 16 Ltd Series 2026-3A Class ARR, CME Term SOFR 3 month Index + 1.11%, 4.7852% 4/20/2037 (b)(c)(d)	300,000	300,174
Elmwood Clo 40 Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.24%, 4.9204% 3/22/2038 (b)(c)(d)	250,000	250,102
Elmwood CLO 45 Ltd 25-8a Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(d)	300,000	300,131
Elmwood CLO III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.0552% 7/18/2037 (b)(c)(d)	250,000	250,380
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(d)	250,000	250,518
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(d)	300,000	300,000
Galaxy CLO Ltd Series 2026-32A Class AR, CME Term SOFR 3 month Index + 1.17%, 4.8452% 1/20/2039 (b)(c)(d)	250,000	250,075
Galaxy XXV CLO Ltd Series 2025-25A Class A1RR, CME Term SOFR 3 month Index + 1.11%, 4.7766% 4/25/2036 (b)(c)(d)	350,000	350,326
Goldentree Loan Management US CLO 8 Ltd Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 10/20/2034 (b)(c)(d)	250,000	250,174
Golub Capital Partners CLO Ltd Series 2025-50A Class A1R2, CME Term SOFR 3 month Index + 1.11%, 4.7852% 4/20/2035 (b)(c)(d)	300,000	299,735
Invesco US CLO 2024-4 Ltd / Invesco US CLO 2024-4 LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(d)	250,000	250,751
KKR CLO 28 Ltd2 Series 2025-28A Class AR2, CME Term SOFR 3 month Index + 1.12%, 4.7995% 2/9/2035 (b)(c)(d)	250,000	250,073
KKR CLO 59 Ltd 59a B Series 2025-59A Class A1, CME Term SOFR 3 month Index + 1.24%, 4.9185% 1/15/2039 (b)(c)(d)	250,000	250,375
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(d)	550,000	549,722
Madison Park Funding Ltd Series 2024-55A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (b)(c)(d)	250,000	250,075
Madison Park Funding Ltd Series 2025-63A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.0721% 7/21/2038 (b)(c)(d)	250,000	250,737
Madison Park Funding Ltd Series 2026-61A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.8952% 1/20/2039 (b)(c)(d)	250,000	250,219
Madison Park Funding XLIX Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7252% 10/19/2034 (b)(c)(d)	300,000	300,001
Magnetite Xlii Ltd Series 2024-42A Class A1, CME Term SOFR 3 month Index + 1.31%, 4.9766% 1/25/2038 (b)(c)(d)	250,000	250,779
Magnetite XXI Ltd Series 2026-21AR Class AR2, CME Term SOFR 3 month Index + 0.98%, 0.98% 4/20/2034 (b)(c)(d)	250,000	249,999
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(d)	250,000	250,095
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(d)	550,000	550,205
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(d)	500,000	499,700
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(d)	250,000	250,208
MDKP Series 2025-40RA Class A, CME Term SOFR 3 month Index + 1.29%, 4.9695% 10/16/2038 (b)(c)(d)	250,000	250,066
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(d)	250,000	250,457
Neuberger Berman Loan Advisers CLO Ltd Series 2025-59A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9561% 1/23/2039 (b)(c)(d)	250,000	250,372
Oak Hill Credit Partners Ltd Series 2025-15RA Class A, CME Term SOFR 3 month Index + 1.29%, 4.9652% 7/20/2038 (b)(c)(d)	500,000	501,135
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(d)	500,000	500,632
Oaktree Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 1/15/2038 (b)(c)(d)	500,000	500,441
Oaktree CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8631% 1/15/2038 (b)(c)(d)	500,000	499,531
Oaktree CLO Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.6431% 1/15/2035 (b)(c)(d)	400,000	399,217
Ocp CLO Ltd / Ocp CLO LLC Series 2024-18A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0452% 7/20/2037 (b)(c)(d)	250,000	250,425
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(d)	250,000	250,150
Ocp CLO Ltd Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.8552% 1/20/2038 (b)(c)(d)	250,000	250,497
Octagon 57 Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.7431% 10/15/2034 (b)(c)(d)	250,000	250,169
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8636% 1/22/2038 (b)(c)(d)	250,000	250,409
OHA Loan Funding Ltd Series 2025-1A Class A1R4, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/19/2038 (b)(c)(d)	250,000	250,436
Palmer Square CLO Ltd / Palmer Square CLO LLC Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2037 (b)(c)(d)	411,000	412,796
Palmer Square CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(d)	250,000	250,332
Palmer Square CLO Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9752% 7/20/2037 (b)(c)(d)	250,000	250,364
Palmer Square CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9631% 10/15/2038 (b)(c)(d)	250,000	250,740
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (b)(c)(d)	250,000	250,401
Palmer Square Loan Funding Ltd Series 2026-1A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 10/15/2032 (b)(c)(d)	250,000	249,708
Palmer Square Loan Funding Ltd Series 2026-3A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.7996% 8/8/2032 (b)(c)(d)	500,000	499,838
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 1/15/2033 (b)(c)(d)	250,000	249,914
Regatta 30 Funding Ltd / Regatta 30 Funding LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 4.9866% 1/25/2038 (b)(c)(d)	250,000	250,710
Regatta Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8366% 3/25/2038 (b)(c)(d)	250,000	250,276
Regatta Funding Ltd Series 2025-3A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/20/2038 (b)(c)(d)	250,000	250,669
Regatta VIII Funding Ltd Series 2026-1A Class A1R2, CME Term SOFR 3 month Index + 1.28%, 4.9345% 4/17/2037 (b)(c)(d)	300,000	300,894
Regatta Xxii Funding Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2039 (b)(c)(d)	250,000	250,212
RR 32 Ltd / RR 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0331% 10/15/2039 (b)(c)(d)	250,000	250,383
Rr 36 Ltd / Rr 36 LLC Series 2025-36RA Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9631% 1/15/2040 (b)(c)(d)	500,000	500,719
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(d)	250,000	250,163
Sixth Str CLO Xiii Ltd Series 2025-13A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.8921% 1/21/2038 (b)(c)(d)	300,000	300,387
Sixth Street CLO XII Ltd Series 2025-12A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8804% 1/17/2039 (b)(c)(d)	250,000	250,400
Sixth Street CLO Xiv Ltd Series 2025-14A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 4.8221% 1/20/2038 (b)(c)(d)	250,000	250,146
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(d)	250,000	250,728
Sixth Street CLO Xxii Ltd Series 2025-22A Class AR, CME Term SOFR 3 month Index + 1.13%, 4.8021% 4/21/2038 (b)(c)(d)	300,000	299,250
Texas Debt Capital Clo 2023-I Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9752% 7/20/2038 (b)(c)(d)	387,000	388,093
Trestles CLO VIII Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 6/11/2035 (b)(c)(d)	250,000	249,999
Trestles CLO X Ltd Series 2026-10A Class A1, CME Term SOFR 3 month Index + 1.18%, 4.8492% 4/20/2039 (b)(c)(d)	250,000	249,780
Voya CLO Ltd Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.022% 10/17/2032 (b)(c)(d)	260,934	261,326
Voya CLO Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.17%, 4.8452% 4/20/2038 (b)(c)(d)	500,000	499,947
Voya CLOLtd / Voya CLO LLC Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.36%, 5.0331% 10/15/2037 (b)(c)(d)	250,000	250,516
Warwick Capital CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.3%, 4.9721% 10/21/2038 (b)(c)(d)	250,000	250,298
Wonder Lake Park CLO Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9571% 7/24/2038 (b)(c)(d)	250,000	250,711
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		36,223,433
MULTI-NATIONAL - 0.6%
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(d)	250,000	250,674
UNITED STATES - 3.3%
37 Capital CLO 4 Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7631% 4/15/2035 (b)(c)(d)	500,000	499,428
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(d)	250,000	250,069
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(d)	250,000	249,875
Goldentree Loan Management US CLO 17 Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.28%, 4.9552% 1/20/2039 (b)(c)(d)	500,000	500,498
TOTAL UNITED STATES		1,499,870
TOTAL ASSET-BACKED SECURITIES (Cost $43,391,768)		43,378,923

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,059,702)	3.67	2,059,291	2,059,702

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $45,451,470)	45,438,625
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(387,943)
NET ASSETS - 100.0%	45,050,682

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,378,923 or 96.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	10,377,587	8,317,885	22,008	-	-	2,059,702	2,059,291	0.0%
Total	-	10,377,587	8,317,885	22,008	-	-	2,059,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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